Note 13 (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance by the main financial instruments in the accompanying consolidated balance sheets is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	2021	2020	2019
Equity instruments	7.2.2	1,320	1,100	2,420
Debt securities (*)		59,074	68,308	58,731
Loans and advances to credit institutions	7.2.2	27	33	33
Total	8.1	60,421	69,440	61,183
Of which: loss allowances of debt securities		(74)	(97)	(110)
(*) The variation, in the last 3 years, corresponds mainly to changes in the portfolio of financial assets issued by governments in BBVA, S.A.

Financial assets at fair value through other comprehensive income equity instruments [Table Text Block]	The breakdown of the balance under the heading "Equity instruments" of the accompanying consolidated financial statements as of December 31, 2021, 2020 and 2019 is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	2021				2020				2019
	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value
Listed equity instruments
Spanish companies shares	2,235	—	(1,146)	1,088	2,182	—	(1,309)	873	2,181	—	(507)	1,674
Foreign companies shares	98	35	(8)	125	100	38	(17)	121	136	87	(11)	213
The United States	29	—	—	29	27	—	—	27	30	47	—	78
Mexico	1	28	—	29	1	33	—	34	1	33	—	34
Turkey	—	4	—	5	2	4	—	6	3	2	—	5
Other countries	69	2	(8)	63	70	1	(17)	54	102	5	(11)	96
Subtotal listed equity instruments	2,333	35	(1,154)	1,214	2,282	38	(1,326)	995	2,317	87	(518)	1,886
Unlisted equity instruments
Spanish companies shares	5	7	—	11	5	1	—	5	5	1	—	5
Foreign companies shares	55	41	(1)	95	58	43	(1)	100	450	79	(1)	528
The United States	—	—	—	—	—	—	—	—	387	32	—	419
Mexico	—	—	—	1	—	—	—	1	—	—	—	—
Turkey	3	—	—	3	5	—	—	5	5	4	—	9
Other countries	51	41	(1)	91	52	43	(1)	94	57	43	(1)	99
Subtotal unlisted equity instruments	60	48	(1)	107	62	44	(1)	105	454	80	(1)	533
Total	2,393	83	(1,155)	1,320	2,344	82	(1,327)	1,100	2,772	167	(519)	2,420

Financial assets at fair value through other comprehensive income debt securities [Table Text Block]
The breakdown of the balance under the heading “Debt securities” of the accompanying consolidated financial statements as of December 31, 2021, 2020 and 2019, broken down by issuers, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	2021				2020				2019
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Domestic debt securities
Government and other government agency	15,889	656	—	16,544	28,582	801	(16)	29,367	20,740	830	(20)	21,550
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	1,125	51	—	1,176	1,363	76	—	1,439	959	65	—	1,024
Other issuers	612	24	(1)	635	867	40	(1)	906	907	40	—	947
Subtotal	17,625	731	(2)	18,355	30,811	917	(17)	31,712	22,607	935	(21)	23,521
Foreign debt securities
Mexico	11,097	32	(359)	10,769	9,107	291	(3)	9,395	7,790	22	(26)	7,786
Government and other government agency	10,467	21	(348)	10,141	8,309	271	(1)	8,579	6,869	18	(19)	6,868
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	120	3	(6)	118	113	5	—	118	77	2	—	78
Other issuers	509	7	(6)	510	685	15	(2)	698	843	2	(6)	840
Italy	7,407	213	(12)	7,608	3,897	367	—	4,263	2,325	244	(2)	2,567
Government and other government agency	7,274	212	(12)	7,474	3,789	366	—	4,154	2,193	244	(2)	2,435
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	47	—	—	47	48	—	—	48	52	—	—	52
Other issuers	86	1	—	87	60	1	—	61	80	1	—	81
Japan	4,961	7	—	4,968	4,551	1	(3)	4,549	2,735	3	—	2,738
Government and other government agency	4,906	7	—	4,913	4,492	—	(3)	4,489	2,691	3	—	2,694
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	18	—	—	18	—	—	—	—	—	—	—	—
Other issuers	36	1	—	37	59	1	—	60	43	—	—	44
The United States	3,900	44	(18)	3,926	4,642	52	(3)	4,691	11,376	68	(51)	11,393
Government and other government agency	1,754	7	(17)	1,744	2,307	9	(1)	2,315	8,570	42	(12)	8,599
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	114	2	—	116	186	3	—	188	122	2	—	124
Other issuers	2,032	35	(1)	2,065	2,149	40	(2)	2,187	2,684	24	(39)	2,670
Turkey	2,888	199	(168)	2,920	3,456	90	(73)	3,473	3,752	38	(76)	3,713
Government and other government agency	2,888	199	(168)	2,920	3,456	90	(73)	3,473	3,752	38	(76)	3,713
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—	—	—	—	—
Other issuers	—	—	—	—	—	—	—	—	—	—	—	—
Other countries	10,298	286	(55)	10,529	9,892	372	(39)	10,225	6,810	307	(104)	7,013
Other foreign governments and government agency	2,488	115	(29)	2,574	2,177	136	(14)	2,300	2,079	137	(76)	2,140
Central banks	1,698	3	(5)	1,696	1,599	21	(8)	1,611	1,005	9	(4)	1,010
Credit institutions	2,306	92	(16)	2,382	2,468	116	(8)	2,576	1,743	109	(12)	1,840
Other issuers	3,807	76	(6)	3,877	3,648	99	(8)	3,738	1,983	52	(12)	2,023
Subtotal	40,551	780	(612)	40,719	35,545	1,172	(120)	36,596	34,788	681	(259)	35,210
Total	58,176	1,511	(614)	59,074	66,356	2,089	(137)	68,308	57,395	1,617	(280)	58,731

Financial assets at fair value through other comprehensive income debt securities by rating [Table Text Block]	The credit ratings of the issuers of debt securities as of December 31, 2021, 2020 and 2019 are as follows:

Debt securities by rating
	2021		2020		2019
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%		Fair value (Millions of euros)%
AAA	2,413	4.1%	4,345	6.4%	3,669	6.2%
AA+	586	1.0%	595	0.9%	7,279	12.4%
AA	646	1.1%	449	0.7%	317	0.5%
AA-	327	0.6%	406	0.6%	265	0.5%
A+	6,179	10.5%	5,912	8.7%	3,367	5.7%
A	1,676	2.8%	2,112	3.1%	12,895	22.0%
A-	18,760	31.8%	31,614	46.3%	10,947	18.6%
BBB+	11,465	19.4%	8,629	12.6%	9,946	16.9%
BBB	10,961	18.6%	4,054	5.9%	2,966	5.1%
BBB-	1,310	2.2%	5,116	7.5%	1,927	3.3%
BB+ or below	4,379	7.4%	4,731	6.9%	4,712	8.0%
Unclassified	372	0.6%	345	0.5%	441	0.8%
Total	59,074	100.0%	68,308	100.0%	58,731	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income [Table Text Block]
The changes in the gains/losses (net of taxes) in December 31, 2021, 2020 and 2019 of debt securities recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss –Fair value changes of equity instruments measured at fair value through other comprehensive income” in the accompanying consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities			Equity instruments
	Notes	2021	2020	2019	2021	2020	2019
Balance at the beginning		2,069	1,760	943	(1,256)	(403)	(155)
Valuation gains and losses		(1,058)	489	1,267	183	(803)	(238)
Amounts transferred to income		(63)	(72)	(119)	—
Amounts transferred to Reserves					—	(73)	—
Income tax and other		325	(107)	(331)	(7)	23	(10)
Balance at the end	30	1,274	2,069	1,760	(1,079)	(1,256)	(403)